Operating Asset Impairments - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2009	Oct. 03, 2010	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011	Dec. 30, 2012 Existing Technology And Customer Relationship [Member]	Dec. 30, 2012 In-process research and development [Member]	Jan. 03, 2010 In-process research and development [Member]	Dec. 30, 2012 Impairment of Goodwill [Member]	Dec. 30, 2012 Impairment of Intangible Assets [Member]
Asset Impairment Charges [Line Items]
Intangible asset impairment charges		$ 21,400,000			$ 21,378,000
Impairment of goodwill		8,600,000			8,633,000
Operating assets impairment charges		12,800,000	0	0	12,800,000	10,300,000	2,500,000	2,500,000
Implied fair value of goodwill			0
Weighted average cost of capital used in the impairment									25.40%	25.40%
Perpetual growth rate									3.00%	0.00%
Estimated Fair Value	4,900,000
Additional impairments			$ 0	$ 0